8. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
8. COMMITMENTS AND CONTINGENCIES

8.      COMMITMENTS AND CONTINGENCIES

Lease commitments

Effective June 1, 2008, the Company entered into a 10-year lease for commercial space in a Georgia office building, commencing October 1, 2008.  The lease provides for annual rent increases and renewal options at market rent.  Rent expense under this lease was approximately $140,000 in both 2010 and 2011.

Future minimum lease payments for each of the five years ending December 31 and thereafter are as follows:

2012	$152,247
2013	156,058
2014	159,995
2015	164,026
2016	168,089
Thereafter	303,894
$1,104,309

Irrevocable letter of credit

On May 27, 2008, the Company established a $426,963 Standby Letter of Credit in favor of a landlord to guarantee payment under the Georgia office building lease.  The landlord granted a temporary reduction of $90,000 in the amount of the required letter of credit to $336,963.  This reduction is valid until the Company receives FDA license for its plasma collection center in Georgia and begins to receive proceeds from the sale of plasma collected from the center.  This license was granted by the FDA in August 2011 and the Company is in the process of restoring the letter of credit.  The entire amount under this letter of credit is maintained in a restricted cash account as of December 31, 2010 and 2011.  The letter of credit expires on September 30, 2018.

Purchase commitments

In 2008, the Company entered into an agreement with Biotest Pharmaceuticals (“BPC”) for the purchase of plasma pursuant to which the Company will purchase plasma to be utilized in its clinical trials.  In 2010 and 2011, the Company purchased $244,937 and $23,467, respectively, of plasma under this agreement.  In October 2011, the Company entered into a new agreement with BPC for the purchase and sale or RSV plasma with an initial term of 10 years and two five year renewal terms.  Under these agreements, the Company is committed to purchase minimum quantities at specified prices, subject to change upon mutual agreement.